Fair Value	9 Months Ended
Jan. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 8. Fair Value

The carrying value of cash and cash equivalents, accounts receivable, prepaid expenses, deposits and other receivables, accounts payable, and accrued liabilities approximate their fair value based on the liquidity or the short-term maturities of these instruments. The fair value hierarchy promulgated by GAAP consists of three levels:

⋅	Level one — Quoted market prices in active markets for identical assets or liabilities;
⋅	Level two — Inputs other than level one inputs that are either directly or indirectly observable; and
⋅	Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter. The Company has one liability measured at fair value on a recurring basis, which are warrants that were issued in connection with private placements of the Company’s securities that are discussed more fully in Note 4. As of January 31, 2015 and April 30, 2014, these warrants had an estimated fair value of $0.6 million and $2.01 million, respectively, which was calculated by the Monte Carlo simulation valuation method using level three inputs. The Company has no assets that are measured at fair value on a recurring basis and there were no assets or liabilities measured at fair value on a non-recurring basis during the nine months ended January 31, 2015 and 2014.

The following table presents information about our warrants liability, which was our only financial instrument measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2015 and April 30, 2014 (in thousands):

Balance, May 1, 2014	$(2,011)
Transfers to (from) Level 3	-
Total (gains) losses included in earnings	1,401
Purchases, issuances and settlements, net	-

Balance, January 31, 2015	$(610)